INCOME TAX - Net deferred tax assets (Details) - USD ($)	Apr. 30, 2023	Dec. 31, 2022	Apr. 24, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 14,961,000		$ 9,069,000
Deferred Tax Assets, Gross	53,098,000		54,106,000
Valuation allowance	(43,021,000)		(38,756,000)
Deferred tax liabilities
Total deferred tax liabilities	(10,077,000)		(15,350,000)
Deferred Tax Assets, Net	$ 0		$ 0
BANYAN ACQUISITION CORPORATION
Deferred tax assets
Capitalized start-up costs		$ 329,224		$ 4,009
Net operating loss carryforwards				2,334
Deferred Tax Assets, Gross		329,224		6,343
Valuation allowance		(317,149)		(6,343)
Deferred tax liabilities
Accrued expenses & other		(12,075)
Total deferred tax liabilities		(12,075)
Deferred Tax Assets, Net		$ 0		$ 0